Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Total voyage revenue	$ 979,431	$ 614,712
Income from investments in leaseback vessels	11,419	1,477
Revenues	990,850	616,189
EXPENSES:
Voyage expenses	(184,443)	(101,011)
Charter-in hire expenses	(308,557)	(86,961)
Voyage expenses-related parties (Note 3)	(8,276)	(6,636)
Vessels’ operating expenses	(120,268)	(130,607)
General and administrative expenses	(9,724)	(7,132)
General and administrative expenses – related parties (Note 3)	(5,368)	(4,197)
Management and agency fees-related parties (Note 3)	(29,343)	(30,061)
Amortization of dry-docking and special survey costs (Note 8)	(11,264)	(9,457)
Depreciation (Notes 7, 12 and 24)	(81,044)	(82,411)
Gain on sale of vessels, net (Note 7)	3,422	118,046
Loss on vessel held for sale (Note 7)	(2,308)	0
Foreign exchange gains/(losses)	(2,654)	1,829
Operating income	231,023	277,591
OTHER INCOME / (EXPENSES):
Interest income	17,567	16,371
Interest and finance costs (Note 20)	(66,986)	(73,337)
Income / (loss) from equity method investments (Note 10)	42	(1,137)
Other, net	2,117	3,756
Gain /(loss) on derivative instruments, net (Note 22)	21,784	(6,986)
Total other expenses, net	(25,476)	(61,333)
Net income	205,547	216,258
Net loss/(income) attributable to the non-controlling interest (Notes 16 and 18)	(1,351)	3,997
Net income attributable to Costamare Inc.	204,196	220,255
Earnings allocated to Preferred Stock (Note 18)	(13,278)	(15,448)
Deemed dividend in redemption of Series E Preferred Stock (Note 17)	(5,446)	0
Net income available to Common Stockholders	$ 185,472	$ 204,807
Earnings per common share, basic and diluted (Note 18) (in dollars per share)	$ 1.56	$ 1.67
Weighted average number of shares, basic and diluted (Note 18) (in shares)	118,902,719	122,560,175
Nonrelated Party [Member]
REVENUES:
Total voyage revenue	$ 947,655	$ 614,712
Related Party [Member]
REVENUES:
Total voyage revenue	$ 31,776	$ 0